As filed with the Securities and Exchange Commission on March 18, 1997
                                                             File Nos. 333-18737
                                                                       811-07989


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. ___
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 1


                             Metropolitan West Funds
             (Exact Name of Registrant as Specified in its Charter)

                        10880 Wilshire Blvd., Suite 2020
                          Los Angeles, California 90024
                     (Address of Principal Executive Office)

                                 (310) 446-7727
              (Registrant's Telephone Number, Including Area Code)

                               Scott B. Dubchansky
                        10880 Wilshire Blvd., Suite 2020
                          Los Angeles, California 90024
                     (Name and Address of Agent for Service)
                            -------------------------
                  Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date hereof.

             It is proposed that this filing will become effective:
               ___ immediately upon filing pursuant to Rule 485(b)
               ___ on  _______________,  pursuant  to Rule 485(b)
               ___ 60 days after filing  pursuant to Rule 485(a)
               ___ on  _______________, pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the  Investment  Company Act of 1940,  the
Registrant  is  registering  an  indefinite   number  of  securities  under  the
Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.
                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              BRUCE W. MAISEL, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages _____. Exhibit Index appears at _____.

                             Metropolitan West Funds

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross - Reference Sheets for Metropolitan West Funds

         Part A - Combined Prospectus for Metropolitan West Funds
                           Metropolitan West Total Return Bond Fund
                           Metropolitan West Low Duration Bond Fund
                           Metropolitan West Short-Term Investment Fund

         Part B - Combined Statement of Additional Information for Metropolitan
                  West Funds
                           Metropolitan West Total Return Bond Fund
                           Metropolitan West Low Duration Bond Fund
                           Metropolitan West Short-Term Investment Fund

         Part C - Other Information

         Signature Page

                             Metropolitan West Funds

                             CROSS REFERENCE SHEETS

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                   ------------------------------------------
                (Combined Prospectus for Metropolitan West Funds)
                    Metropolitan West Total Return Bond Fund
                    Metropolitan West Low Duration Bond Fund
                  Metropolitan West Short-Term Investment Fund


                                   Location in the
N-1A                               Registration Statement
Item No.  Item                     by Heading
--------  ----                     ----------------------

1.        Cover Page               Cover Page

2.        Synopsis                 "Summary of Expenses and Example" and
                                   "Prospectus Summary"

3.        Condensed Financial      Not Applicable
          Information

4.        General Description      Cover Page, "Prospectus Summary", "Investment
          of Registrant            Objectives and Policies," "Securities and
                                   Techniques Used by the Funds," "Investment
                                   Risks," "Principal Investment Restrictions," and "Organization and Management"

5.        Management of            "Investment Objectives and Policies,"
          the Fund                 "Securities   and  Techniques   Used  by  the
                                   Funds,"  "Organization  and  Management"  and
                                   "How to Purchase Shares"

5A.       Management's Discussion   Not Applicable
          of Fund Performance

6.        Capital Stock and        "Organization and Management," "Dividends
          Other Securities         and Tax Status" and "General Information"

7.        Purchase of Securities   "How to Purchase Shares," "How to Redeem
          Being Offered            Shares"

8.        Redemption or            "How to Redeem Shares"
          Repurchase

9.        Pending Legal            Not Applicable
          Proceedings

                         PART B: Information Required in
                       Statement of Additional Information
                   ------------------------------------------
   (Combined Statement of Additional Information for Metropolitan West Funds)
                    Metropolitan West Total Return Bond Fund
                    Metropolitan West Low Duration Bond Fund
                  Metropolitan West Short-Term Investment Fund



                                   Location in the
N-1A                               Registration Statement
Item No.  Item                     by Heading
--------  ----                     ----------------------

10.       Cover Page               Cover Page

11.       Table of Contents        Table of Contents

12.       General Information      Cover Page and "Management"
          and History

13.       Investment Objectives    "Investment Objectives and Policies"

14.       Management of the        "Management"
          Registrant

15.       Control Persons and      "Management of the Funds" and "General
          Principal Holders of      Information About the Trust"
          Securities

16.       Investment Advisory      "Management"
          and Other Services

17.       Brokerage Allocation     "Management"

18.       Capital Stock and        "General Information About
          Other Securities          the Trust"

19.       Purchase, Redemption     "Net Asset Value"
          and Pricing of
          Securities Being
          Offered

20.       Tax Status               "Dividends and Tax Status"

21.       Underwriters             "Principal Underwriter"

22.       Calculation of           "Performance Information"
          Performance Data

23.       Financial Statements     Not Applicable

      ---------------------------------------------------------------------

                                     PART A

                               COMBINED PROSPECTUS

                             Metropolitan West Funds

                    Metropolitan West Total Return Bond Fund
                    Metropolitan West Low Duration Bond Fund
                  Metropolitan West Short-Term Investment Fund

      ---------------------------------------------------------------------

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any State.



                  SUBJECT TO COMPLETION -- Dated March __, 1997


                                   PROSPECTUS
                       METROPOLITAN WEST ASSET MANAGEMENT

Metropolitan West Funds (the "Trust"), is an open-end, management investment company consisting of three separate diversified portfolios (the "Funds"), each of which is a separate mutual fund.

Total Return Bond Fund
Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

Low Duration Bond Fund

Seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.



Short-Term Investment Fund
Seeks to maximize current income, consistent with the preservation of capital. Capital appreciation is a secondary consideration of the Fund. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The Fund's dollar-weighted average maturity will exceed its portfolio duration.




--------------------------------------------------------------------------------
This Prospectus provides you with the basic information you should know before investing in any of the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated _______________, 1997, as may be revised, containing additional information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling (800)
________________ or writing to the Funds at 10880 Wilshire Boulevard, Suite 2020, Los Angeles, California 90024. If you are viewing the electronic version of this prospectus through an online computer service, you may request a printed version free of charge by calling (800)_______________ .

The Internet address for the Metropolitan West Funds is [www.mws.com].

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in a Fund's shares involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

There can be no assurance that the investment objective of any Fund will be achieved.

Metropolitan West Funds
10880 Wilshire Boulevard, Suite 2020
Los Angeles, California 90024
(310) 446-7727
___________________, 1997

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

     SUMMARY OF EXPENSES .............................................    3


     ADVISER INVESTMENT RETURNS ......................................    4


     PROSPECTUS SUMMARY ..............................................    5

     INVESTMENT OBJECTIVES AND POLICIES ..............................    6

     SECURITIES AND TECHNIQUES USED BY THE FUNDS .....................    8

     INVESTMENT RISKS ................................................   12

     PRINCIPAL INVESTMENT RESTRICTIONS ...............................   13

     ORGANIZATION AND MANAGEMENT .....................................   13

     HOW TO PURCHASE SHARES ..........................................   15

     HOW TO REDEEM SHARES ............................................   16

     DIVIDENDS AND TAX STATUS ........................................   18

     PERFORMANCE INFORMATION .........................................   18

     APPENDIX -- DESCRIPTION OF RATINGS ..............................   19


The application for investing in the Metropolitan West Funds is included in this prospectus.

                               SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


The following information is provided in order to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. These are the expenses, including the estimated other expenses, of each Fund for the first full year of operations.


Shareholder Transaction Expenses*
        Maximum Sales Load Imposed on Purchases....................  None
        Maximum Sales Load Imposed on Reinvested Dividends.........  None
            Deferred Sales Load....................................  None
            Redemption Fees .......................................  None
            Exchange Fees..........................................  None

Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

Shareholders effecting transactions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be deducted directly from redemption proceeds.

                                                 Total        Low     Short-Term
Annual Fund Operating Expenses*                 Return      Duration  Investment
(as a percentage of average net assets)        Bond Fund   Bond Fund     Fund
---------------------------------------        ---------   ---------  ----------

  Management fees.............................     .55%        .48%        .40%


  Rule 12b-1 expenses**.......................     None        None        None


  Other expenses after expense reimbursement..     .10%        .10%        .10%
                                                  -----       -----       -----
  Total Fund operating expenses after expense
  reimbursement ..............................     .65%        .58%        .50%
                                                  =====       =====       =====


*Although not required to do so, Metropolitan West Asset Management, LLC (the "Adviser"), has agreed to limit the annual operating expenses of the Total Return Bond Fund to .65%, the Low Duration Bond Fund to .58% and the Short-Term Investment Fund to .50% of each Fund's respective average net assets. The ratios of total operating expenses to average net assets for each Fund before the Adviser's voluntary reimbursement are estimated as follows: Total Return Bond Fund - 1.00% (.45% other expenses); Low Duration Bond Fund - 1.00% (.52% other expenses); and Short-Term Investment Fund - .90% (.50% other expenses). In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses paid it under the Management Agreement. Each Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

The Funds have adopted a Rule 12b-1 plan to pay for distribution  expenses.  The

Funds may charge an annual rate of up to .25% of average net assets, but currently are waiving all Rule 12b-1 fees.


==========================================================================================================
Example

----------------------------------------------------------------------------------------------------------
 You would pay the following expenses on a $1,000 investment, assuming:     Total       Low     Short-Term
 (1) 5% annual return; and                                                 Return     Duration  Investment
 (2) redemption at the end of each time period:                          Bond Fund   Bond Fund     Fund
                                                                         ---------   ---------  ----------
       One Year                                                            $ 7          $ 6         $ 5

       Three Years                                                         $21          $19         $16

The example assumes that the Adviser will limit the annual operating expenses of each Fund to the total shown. The example should not be considered a representation of past or future expenses; actual Fund expenses may be greater or less than those shown. The assumption in the Example of a 5% annual return is required by regulations of the Securities and Exchange

Commission applicable to all mutual funds and does not represent the projected or actual performance of any Fund. See "Organization and Management."

                           ADVISER INVESTMENT RETURNS
--------------------------------------------------------------------------------



Set forth in the table below is certain performance data provided by the Adviser relating to a performance record of the Adviser for __________ investment advisory accounts (the "Accounts"), during the period August 1, 1996 through December 31, 1996, utilizing the specific investment approach specified for the Low Duration Bond Fund under "Investment Objectives and Policies." The Accounts constitute all of the accounts managed by the Adviser that have an identical or similar investment objective or investment approach as the Low Duration Bond Fund. From May 18, 1993 through July 31, 1996 performance data is for the Hotchkis and Wiley Low Duration Bond Fund that Tad Rivelle and Laird Landmann, now Managing Director-Chief Investment Officer and Managing Director of the Adviser, respectively, personally managed in their capacities as principals and Co-Directors of Fixed Income for Hotchkis and Wiley. The Accounts and the Hotchkis and Wiley Low Duration Bond Fund are collectively called the "Assets." The Assets have been managed with investment objective and investment policies and strategies substantially similar to those to be employed by Mr. Rivelle and Mr. Landmann in managing the Low Duration Bond Fund. The results presented are not intended to predict or suggest the return to be experienced by the Low Duration Bond Fund or the return an investor might achieve by investing in the Low Duration Bond Fund. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the Low Duration Bond Fund.

                            INVESTMENT TOTAL RETURNS
     --------------------------------------------------------------------------

                                                    Year Ended December 31,
                                                -------------------------------
                                                  1996     1995    1994   1993
                                                  ----     ----    ----   ----
     ------------------------------------------ -------- ------- ------- ------
     Met West Low Duration Bond                  [2.68%]  12.75%   5.22%  7.14%
     Performance Record
     Merrill Lynch 1-3 Year U.S. Treasury Index  [1.75%]  11.00%   0.57%  2.62%
     --------------------------------------------------------------------------

Please read the following important notes concerning the Assets.

1. Performance before August 1, 1996 for the Hotchkis and Wiley Low Duration Bond Fund was calculated using the standard total return formula required by the Securities and Exchange Commission ("SEC") for all mutual funds.

2. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Returns are time-weighted and net of all applicable fees and expenses.

3. Annual rate of return for the Accounts is calculated using the modified Dietz method, which is defined as the portfolio gain (including all realized and unrealized gains and losses as well as all income) over the average capital for the period. Average capital is the beginning market value plus/minus weighted subscriptions/redemptions. Calculation is done monthly, but is subject to revaluation during the month when there is a cash flow that exceeds 10% of the beginning market value of the Accounts.

4. Investors should note that the Low Duration Bond Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Account are net of advisory fees in accordance with the SEC calculation formula, which requires that returns be shown for the Low Duration Bond Fund be net of advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.

5. The Merrill Lynch 1 - 3 year U.S. Treasury Index includes fixed-rate debt securities issued by the U.S. Treasury with maturities ranging from one to three years.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

Investment Objectives and Policies


Each Fund has its own investment objective. See "Investment Objectives and Policies" for a full discussion of the objectives of each Fund. The investment objective of each Fund is fundamental and may not be changed without shareholder approval.

The Investment Adviser

The Adviser, Metropolitan West Asset Management, LLC, is a registered investment adviser organized as a California limited liability company in 1996. The Adviser is owned in part by Metropolitan West Securities, Inc., a registered investment adviser and broker-dealer. The Adviser is in the business of furnishing investment advice to institutional and private clients and currently manages approximately [$___] billion for such clients. The Adviser has not previously managed a mutual fund. The Adviser's affiliate, Metropolitan West Securities, Inc., has managed fixed-income investments since 1992 and currently manages approximately $_______ billion for its clients.


Management Fee

For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average daily net assets: Total Return Bond Fund -- 0.55%; Low Duration Bond Fund--0.48%; and Short-Term Investment Fund -- 0.40%.

Investment Risks

Like all investments, an investment in each Fund involves certain risks. The securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. See "Investment Risks" for a further discussion of certain risks.

Minimum Purchase


The minimum initial investment in a Fund is [$5,000.] For retirement plan investments and custodial accounts under the Uniform Gifts/Transfers to Minors Act the minimum initial investment is [$________]. The minimum initial investment is reduced to [$________] for purchases through the Automatic Investment Plan or for purchases by retirement plans through payroll deductions. Subsequent investments must be at least $100.


Offering Price

Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "How To Purchase Shares" and How To Redeem Shares."

Dividends and Distributions


Each Fund expects to declare dividends daily and pay them monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.


Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------



General

The following descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described under the caption "Securities and Techniques Used by the Funds." For a discussion of certain risks associated with an investment in the Funds, including their use of derivatives, see "Investment Risks."

Metropolitan West Asset Management, LLC (the "Adviser") acts as investment adviser to each Fund.


The Total Return Bond Fund

The investment objective of the Total Return Bond Fund is to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from two to eight years. The meaning of "duration" is explained below under "Investment Policies of the Funds." The dollar-weighted average maturity of the portfolio of the Fund is expected to range from two to fifteen years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued. The Adviser views bonds to mean any interest-bearing security that obligates the issuer to pay the holder specified sums of money on specified dates (or at maturity) and generally requires the issuer to repay the principal amount of the loan at maturity.


The Low Duration Bond Fund

The investment objective of the Low Duration Bond Fund is to maximize current income, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of from one to three years. The meaning of "duration" is explained below under "Investment Policies of the Funds." The dollar-weighted average maturity of the portfolio of the Fund is expected to range from one to five years. The total rate of return for this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund such as the Total Return Bond Fund.


Short-Term Investment Fund

The investment objective of the Short-Term Investment Fund is to maximize current income, consistent with preservation of capital. The Fund invests in a portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year. The meaning of "duration" is explained below under "Investment Policies of the Funds." The Fund's dollar-weighted average maturity will exceed its portfolio duration. The total rate of return for this Fund is expected to exhibit less volatility than that of the longer duration Total Return Bond Fund or the Low Duration Bond Fund


Investment Policies of the Funds

Portfolio Securities . The Total Return Bond Fund, The Low Duration Bond Fund and The Short-Term Investment Fund (the "Funds") will attempt to achieve their objectives by investing in the following types of securities that may be issued by domestic or foreign entities: (i) U.S. Government securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate commercial paper; (iv) mortgage- and other asset-backed securities, including CMOs and REMICs; (v) variable and floating rate debt securities (including inverse floaters); (vi) structured debentures, bonds and notes; (vii) bank certificates of deposit; (viii) fixed time deposits and bankers' acceptances;
(ix)  repurchase  agreements  and  reverse  repurchase   agreements;   (x)  debt
securities that are convertible into or exchangeable for equity securities ("convertible securities"); (xi) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (xii) obligations of international agencies (such as the Agency for International Development) or supranational entities. There is no limitation on the percentage of a Fund's assets that may be committed to any of these types of securities, except to the extent that a security may be deemed to be illiquid. See "Securities and Techniques Used by the Funds."

Credit Ratings. Under normal circumstances, the Total Return Bond Fund will invest at least 70% of its net assets in debt instruments rated at least investment grade, i.e., (i) Baa3 by Moody's Investor's Service ("Moody's") or BBB- by Standard & Poor's Rating Group ("S&P"), Fitch Investors Services, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), (ii) A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations, or (iii) of comparable quality as determined by the Adviser in the case of unrated securities. Up to 15% of the Total Return Bond Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized statistical rating organizations or, if unrated, of comparable quality in the opinion of the

Adviser. The remainder of the Total Return Bond Fund's investments will be rated BAA or BBB by at least one of these rating agencies or, if unrated, of comparable quality in the opinion of the Adviser.


Under normal circumstances, the Low Duration Bond Fund and the Short-Term Investment Fund each will invest at least 70% of its net assets in highly rated securities rated at least: (i) A by Moody's, S&P, Fitch or Duff & Phelps, (ii) A-2 by S&P, P-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations, or (iii) of comparable quality as determined by the Adviser in the case of unrated securities. Up to 10% of the Low Duration Bond Fund's and the Short-Term Investment Fund's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Adviser. The remainder of the Low Duration Bond Fund's and the Short-Term Investment Fund's investments will be rated BAA or BBB by at least one of these rating agencies or, if unrated, of comparable quality in the opinion of the Adviser.



Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks--Risks of Investing in Fixed-Income Securities."



After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated. This would not require the Fund to sell the security, but the Adviser will consider such an event in determining whether the Fund should continue to hold the security in the portfolio.



Each Fund may invest up to 10% of its net assets in emerging market foreign securities, which are generally considered to be of a credit quality below investment grade.


Each Fund may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investment in securities of foreign issuers that are not denominated in U.S. dollars by the Funds will be limited to a maximum of 15% of each Fund's total assets.


Duration. The Funds each invest in a diversified portfolio of fixed-income securities of varying maturities with a different portfolio "duration." Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Traditionally, a fixed-income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed-income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.



Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a mortgage-backed, asset-backed, or callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure. A Fund's computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by a Fund.



Duration is used in the management of the Funds as a tool to measure interest rate risk. For example, a Fund with a 2-year duration would be expected to change in value 2% for every 1% move in interest rates. Assuming an expected average duration of .75 years for the Short-Term Investment Fund, a 1% decline in interest rates would cause the Fund to gain .75% in value; likewise, a 1% rise in interest would produce a decline of .75% in the Fund's value. Assuming an expected average duration of 2 years for the Low Duration Bond Fund, a 1% decline in interest rates would cause the Fund to gain 2% in value; likewise, a 1% rise in interest rates would produce a decline of 2% in the Fund's value. Assuming an expected average duration of 4.5 years for the Total Return Bond Fund, a 1% decline in interest rates would cause the Fund to gain 4.5% in value; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund's value. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can exacerbate swings in the Fund's share prices during periods of volatile interest rate changes.

For a more detailed discussion of duration, see "Investment Objectives and Policies--Duration" in the Statement of Additional Information.

See "Securities and Techniques Used by the Funds--Foreign Securities


                   SECURITIES AND TECHNIQUES USED BY THE FUNDS
--------------------------------------------------------------------------------


The following  provides a summary of the securities  and techniques  used by the
Funds.   The  Statement  of  Additional   Information   contains  more  detailed
information about these investments and the risks associated with them.


U.S. Government Securities

The Funds may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government securities also include securities issued or guaranteed by U.S. Government agencies and instrumentalities that issue or guarantee securities, including, but not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Financing Bank, and Student Loan Marketing Association.


The Funds may also invest in Treasury Receipts. Treasury Receipts are not issued by the United States Treasury and, therefore, they are not U.S. Government securities.


All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Among the U.S. Government securities that may be purchased by the Funds are certain "mortgage-backed securities" of GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and FNMA. See the discussion under "Mortgage-Related Securities."


Corporate and Other Obligations

The Funds may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.


The Funds may invest in corporate debt securities with contractual call provisions that permit the seller of the security to repurchase the security at a pre-determined price. The market price of a debt security typically reflects the presence of a call provision.


Structured debentures and structured notes are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.

The Funds may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

Asset-Backed Securities

The Funds may invest in securities with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.

Foreign Securities

Each Fund has the right to invest in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Adviser believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.

Fixed-income securities that may be purchased by the Funds include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

The Funds may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore, Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Adviser believes that the Funds' limited ability to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.


Emerging market securities are generally considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. The Adviser seeks to reduce the risk associated with emerging market securities by limiting the amount of such securities held by the Funds, by the depth of its own credit analysis, and evaluation of political, economic, currency and other factors that may be pertinent.


There are risks in investing in emerging market and other foreign securities. See "Investment Risks--Risks of Investing in Emerging Market and Other Foreign Securities."

Repurchase Agreements


Each Fund may enter into repurchase agreements involving U.S. Government securities or other collateral including mortgage-related products or corporate securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security from the Fund on an agreed-upon date in the future. While each Fund intends to be fully collateralized as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and a loss of interest income.


Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Borrowing


As a fundamental policy, a Fund may borrow for temporary, emergency or investment purposes up to 10% of its total assets. This borrowing may be unsecured. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

Loans of Portfolio Securities


For the purpose of achieving income, a Fund may lend its portfolio securities, provided: (i) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.


When-Issued Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.


Short Sales

If a Fund anticipates that the price of a security will decline, it may sell the security "short" and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Until the security is replaced, the Fund generally is required to pay to the lender amounts equal to any interest which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would also increase the cost of the security sold. The proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid high-grade debt securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.


A Fund may not make short sales of securities or maintain a short position if more than 25% of the Fund's net assets (taken at current value) are held as collateral for such sales at any one time.

Mortgage-Related Securities

The  Funds  may  invest  in  mortgage-related  securities,   including  mortgage
pass-through  securities  and  collateralized  mortgage  obligations.   Mortgage
pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). For a discussion of certain risks associated with investment in mortgage-related securities, including their volatility, see "Investment Risks--Risks of Investing in Fixed Income Securities."

Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.


Collateralized mortgage obligations ("CMOs"), including CMOs that have elected to be treated for federal income tax purposes as Real Estate Mortgage Investment Conduits ("REMICs"), are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after earlier classes have been retired.



Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities.


Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.


CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered  U.S.  Government  securities  for  purposes  of  applying  a  Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.


Other Derivative Instruments


In addition to the asset-backed securities and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased by the Funds, the Funds may utilize certain other financial instruments with performance derived from the performance of an underlying asset ("derivatives"). The Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund. See "Investment Risks--Risks of Using Certain Derivatives."



The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies.


A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.



Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements to attempt to obtain a particular desired return at a lower cost than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 15% of net assets may be invested in illiquid securities, and a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

The Funds may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund liabilities, such as known or expected redemptions or the payment of any declared dividends. No Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund's total assets. See "Investment Objectives and Policies--Derivative Instruments" in the Statement of Additional Information.



--------------------------------------------------------------------------------
                                INVESTMENT RISKS
--------------------------------------------------------------------------------



The investment practices described above involve certain risks. The net asset value of any Fund may increase or decrease for many reasons. These include changes in the market prices of portfolio securities, the success or failure (and the associated costs) of investment strategies used by the Adviser in seeking to achieve a Fund's investment objective, and the payment of dividends and distributions to shareholders. The following provides a summary of the more significant risks associated with investing in the Funds. The Statement of
Additional Information contains more detailed information about these investments and the risks that are associated with them.


Risks of Investing in Emerging Market and Other Foreign Securities

Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability; (c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards; (i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

Risks of Investing in Fixed-Income Securities

The Funds are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.

The Funds may invest in mortgage- and asset-backed securities. The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate.

Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.


The Funds may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as IO and PO classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade. Certain of the stripped mortgage- and asset-backed securities held by the Funds are considered to be illiquid under guidelines established by the Trustees.

The Funds may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.


Risks of Using Certain Derivatives


Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;
(ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
(iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions and other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which a Fund may invest. See "Investment Objectives and Policies--Derivative Instruments" in the Statement of Additional Information.




--------------------------------------------------------------------------------
                        PRINCIPAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


Each Fund is subject to certain investment restrictions that are fundamental policies. Fundamental policies are those that cannot be changed without the approval of a majority (as defined in the 1940 Act) of that Fund's outstanding voting securities. Each Fund's investment objective is a fundamental policy. Among its fundamental policies, a Fund may not (i) with respect to 75% of its total assets, invest more than 5% of its total assets (determined at the time of investment) in securities of any one issuer (other than U.S. Government securities) (ii) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or (iii) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about each Fund's investment restrictions is contained in the Statement of Additional Information. As a matter of operating policy (though not a fundamental policy), the Funds limit investments in illiquid securities to no more than 15% of the value of their net assets. Illiquid securities include:
(i) securities for which there is no readily available market; (ii) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (iii) repurchase agreements having more than seven days to maturity; (iv) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days); and (v) foreign securities subject to repatriation restrictions on the sale proceeds other than minor settlement procedures. Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.




--------------------------------------------------------------------------------
                           ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

Organization and Voting Rights


The Trust was organized on December 9, 1996 as a Delaware business trust. It is a diversified open-end, management investment company currently consisting of three separate series. The Trust's Board Of Trustees decides matters of general policy and reviews the activities of the Adviser. The Trust's officers conduct and supervise the daily business operations of the Trust. Each Fund is a series of shares of the Trust, having separate assets and liabilities. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.


Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per dollar net asset value of shares owned. Matters submitted to shareholders must be approved by the requisite vote of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of more than two-thirds of the outstanding shares.



The Adviser

General. The Adviser is located at 10880 Wilshire Blvd., Suite 2020, Los Angeles, California 90024, and acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser supervises and arranges the purchase and sale of securities held in the portfolios of the Funds. The
Adviser, Metropolitan West Asset Management, LLC, is a registered investment adviser organized as a California limited liability company in 1996. The Adviser is owned in part by Metropolitan West Securities, Inc., a registered investment adviser and broker-dealer. The Adviser is in the business of furnishing investment advice to institutional and private clients and currently manages approximately [$___] billion for such clients. The Adviser has not previously managed a mutual fund. The Adviser's affiliate, Metropolitan West Securities, Inc., has managed fixed-income investments since 1992 and currently manages approximately $_______ billion for its clients.

Advisory Fees. Under the Investment Advisory Agreement relating to the Total Return Bond Fund, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.


Under the Investment Advisory Agreement relating to the Low Duration Bond Fund, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.48% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the Short-Term Investment Fund, the Trust pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Fund's average daily net assets.


Rule 12b-1 Fees. The Funds have a plan of distribution or "12b-1 Plan" under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Trustees and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). The Funds currently are waiving all Rule 12b-1 fees. Shareholders will be notified at least 30 days in advance of any increase in Rule 12b-1 fees. See "Summary of Expenses."

Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of a Fund. The Advisor also may use its own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.


Other Expenses. In addition to the fee payable to the Adviser, each Fund is responsible for its operating expenses including; (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trust's Trustees other than those affiliated with the Adviser; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian and any subcustodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration under federal or state securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incident to holding meetings of the Trust's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.


Although not required to do so, the Adviser has voluntarily agreed to limit the annual expenses of the Total Return Bond Fund to 0.65%, the Low Duration Bond Fund to 0.58% and the Short-Term Investment Fund to 0.50% of those Funds' respective average net assets. The Adviser will give shareholders at least 30 days' notice of any decision to change this policy.


The Adviser also manages individual investment advisory accounts. The Adviser credits the fees charged to individual advisory accounts by the amount of the investment advisory fee and expenses charged to that portion of the client's assets that are invested in any Fund.


The Investment Advisory Agreement permits the Adviser to allocate brokerage based on sales of shares of Funds managed by the Adviser. No such allocation has been made to date.



The Administrator


--------------------------------------------------------------------------------
------------------------------------------------------------------------- serves as administrator to the Trust pursuant to a Fund Administration Servicing Agreement.

The Distributor

--------------------------------------------------------------------------------
------------------------------------------------------------------------- serves as principal underwriter to the Trust pursuant to a Distribution Agreement.

Portfolio Managers

The portfolio managers who have day-to-day responsibility for the management of the Funds' portfolios are listed below, together with their biographical information for the past five years.


Scott B. Dubchansky has been the Chief Executive Officer of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc., an affiliate of the Adviser, from August 1996 through December 1996 while the Adviser was in formation. From August 1992 through August 1996, Mr. Dubchansky was a Senior Vice President of Donaldson Lufkin Jenrette in the Fixed Income division. Prior to August 1992, Mr. Dubchansky was Senior Vice President fixed income sales at Kidder Peabody and responsible for fixed income sales to institutional clients. Mr. Dubchansky, together with Mr.
Rivelle, manages the SHORT TERM INVESTMENT FUND.

Stephen Kane has been a portfolio manager with the Adviser since September 1996 and a portfolio manager with Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1995 until July 1996, Mr. Kane was a portfolio manager with Hotchkis and Wiley in Los Angeles. From July 1992 until October 1995, he was an account manager with Pacific Investment Management Co. ("PIMCO") in Newport Beach, California. Before then, Mr. Kane was a Merchant Banking Associate with Union Bank in Los Angeles. Mr. Kane, together with Messrs. Landmann and Rivelle, manages the TOTAL RETURN BOND FUND.

Laird R. Landmann has been a Managing Director of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1992 until July 1996, Mr. Landmann was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO. Mr. Landmann, together with Messrs. Kane and Rivelle, manages the TOTAL RETURN BOND FUND and the LOW DURATION BOND FUND.

Tad Rivelle has been the Chief Investment Officer and a Managing Director of the Adviser since September 1996 and a Managing Director-Fixed Income of Metropolitan West Securities, Inc. from August 1996 through December 1996 while the Adviser was in formation. From November 1992 until July 1996, Mr. Rivelle was a principal and Co-Director of Fixed Income with Hotchkis and Wiley in Los Angeles. Before then, he was a portfolio manager with PIMCO in Newport Beach, California. Mr. Rivelle, together with Messrs. Kane and Landmann, manages the TOTAL RETURN BOND FUND and the LOW DURATION BOND FUND. Mr. Rivelle, together with Mr. Dubchansky, also manages the SHORT TERM INVESTMENT FUND.



--------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


The minimum initial investment in each Fund is $5,000. For retirement plan investments and custodial accounts under the Uniform Gifts/Transfers to Minors Act the initial minimum is [$_________]. The minimum is reduced to [$___] for purchases through the Automatic Investment Plan or for purchases by retirement plans through payroll deductions. Subsequent investments must be at least $100. The Trust reserves the right to reject any order and to waive its minimum investment requirements.



Investors may invest in any Fund by wiring the amount to be invested to Metropolitan West Funds in care of

--------------------------------------------------------------------------------
("Transfer  Agent"),  at  the following address:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     For further credit to Metropolitan West Funds

      [Name of Fund]

      Account # [Shareholder account number]

Prior to wiring any funds, the shareholder should call 1-800-_________________ to notify us of the wire to insure proper credit when the wire is received. If the wire represents an initial investment, the investor should mail an application form to the Transfer Agent by regular mail to:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investors may also purchase shares by sending a check payable to Metropolitan West Funds, together with the application form to the address above.

Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for the account of the investor at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of the investor's wire or check. In the event a check is not honored by the investor's bank, the investor will be liable for any loss sustained by the Fund, as well as a $15 service charge imposed by the Transfer Agent. Forms for additional contributions by check or change of address are provided on account statements.


The Trust may also accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. A broker-dealer which effects such a purchase for an investor may charge the investor a reasonable service fee, no part of which will be paid to the Fund or the Adviser.


The Adviser may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.

Shareholder inquiries should be directed to the Trust.


The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or with such service does not constitute receipt by the Transfer Agent.


Net Asset Value

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. See "Net Asset Value" in the Statement of Additional Information for further information.


--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Regular Redemption


A shareholder may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent. If you would like to send a package via overnight mail to the Transfer Agent, the address is


--------------------------------------------------------------------------------


________. The redemption request should identify the Fund, specify the number of shares to be redeemed and be signed by all registered owners exactly as the account is registered, and it will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent. A redemption of shares is a sale of shares and a shareholder may realize a taxable gain or loss.


Proper Form

If any shares being redeemed are represented by share certificates, the certificates must be surrendered. The certificates must either be endorsed or accompanied by a stock power signed by the registered owners, exactly as the certificates are registered. If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the record owner, (c) are sent to an address or bank account other than as shown on the Transfer Agent's records or (d) are paid to a corporation, a partnership, trust or fiduciary, the signatures on the redemption request and on the certificates, if any, must be guaranteed. You may obtain a signature guarantee from: (1) a bank which is a member of the FDIC; (2) a trust company; (3) a member firm of a national securities exchange; or (4) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept signature guarantees from notaries public. Additional documents may be required from corporations or other organizations, fiduciaries or anyone other than the shareholder of record. Any questions concerning documents needed should be directed to 1-800-________________.

Telephone Redemption

You may redeem shares (minimum of $1,000 and maximum of $50,000 per transaction) by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent's records. In order to redeem by telephone, you must select the appropriate box on the Account Application and shares must be held in non-certificate form. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account, with the signatures guaranteed as described above. Once this feature has been requested, shares may be redeemed by calling [Investor Services] at ___________________ and giving the account name, account number, and amount of the redemption. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank involved must be a commercial bank located within the United States.

If an investor redeems shares by telephone and requests wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day provided that the redemption order is received by the Transfer Agent before 3:00 p.m. (Central time). There will be a $10 charge for all wire redemptions.

The Funds reserve the right to reject any redemption request and the redemption privilege may be modified or terminated at any time on 30-days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to redeem or exchange by telephone will be required to provide their account number or other identifying information. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason a shareholder is unable to redeem by telephone, shareholders should redeem shares by writing to the Transfer Agent at the address listed above.


Telephone Exchange

Shareholders are permitted to exchange their shares in a Fund for shares of other Funds in the Trust, provided that such shares may legally be sold in the state of the investor's residence, the shareholder has selected the appropriate box on the Account Application, and shares are held in non-certificate form. In order to arrange for telephone exchange after an account has been opened, a written request must be sent to the Transfer Agent at its address listed above. The request must be signed by each shareholder of the account, with the signatures guaranteed as described above. Shares exchanged for shares of another Fund will be priced at their respective net asset values. In order to request an exchange by telephone, an investor must give the account name, account number and the amount or number of shares to be exchanged. An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

Exchange    requests   should   be   directed   to   the   Transfer   Agent   at
1-800-_____________________. Shares subject to an exchange must have a current value of at least $1,000.

The Funds reserve the right to reject any exchange request and the exchange privilege may be modified or terminated at any time on 30-days' notice to shareholders. In periods of severe market or economic conditions, the telephone exchange of shares may be difficult to implement and shareholders should redeem shares by writing to the Transfer Agent at the address listed above.


In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to exchange by telephone will be required to provide their account number or other identifying information. All such telephone transactions will be tape recorded and confirmed in writing to the shareholder. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.


Payments

After the Transfer Agent has received the redemption request and all proper documents, payment for shares tendered will generally be made within three business days. Payment may be delayed under unusual circumstances, as specified in the 1940 Act. Payment will be sent only to shareholders at the address of record. In addition, if the shares being redeemed were purchased by check, the Trust reserves the right to delay up to 12 days payment of the redemption proceeds until it is satisfied that the check has been honored by the investor's bank.

Redemption in Kind

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.


Redemptions of Small Accounts


A Fund may redeem all of the shares of any shareholder whose account has declined to a net asset value of less than $500, as a result of a transfer or redemption, at the net asset value determined as of the close of business on the business day preceding the sending of the proceeds of such redemption. The Trust would give shareholders whose shares were being redeemed 60-days' prior written warning in which to purchase sufficient shares to avoid such redemption.



Repurchases

The Trust may accept orders for the repurchase of its shares from certain qualified institutions. Such an institution may charge the shareholder a fee for its services. The Trust may also waive or modify its requirements as to proper form for such institutions.


Withholdings; Reporting


The Fund may be required to withhold federal income tax, at a rate of 31%, from proceeds of redemptions, if the shareholder is subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. A Fund also may be required to report redemptions to the Internal Revenue Service.




--------------------------------------------------------------------------------
                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------


The  Funds  expect  to  declare   dividends   daily  and  pay  them  monthly  to
shareholders.


Distributions from net realized short-term gains, if any, and distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Fund's fiscal year. Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

Each Fund intends to elect and qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed. All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income to the shareholders even though paid in additional shares. Any net capital gains ("capital gains distributions") distributed to shareholders are taxable as long-term capital gains to the shareholders regardless of the length of time a shareholder has owned his shares.


Any gain or loss realized upon a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder.


Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. Shareholders of a Fund will be informed annually of the amount and nature of the Fund's distributions, including the portions, if any, that qualify for the dividends-received deduction, that are capital gain distributions, and that are a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in a Fund. Shareholders should consult their own advisors concerning the application of federal, state and local tax laws to their particular situations.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds may quote average annual total return ("standardized return") in advertisements or promotional materials. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in a Fund at the end of one-, five- and ten-year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the duration of the Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions.

The Funds also may refer in advertising and promotional materials to yield. A Fund's yield shows the rate of income that a Fund earns on its investments, expressed as a percentage of the net asset value of Fund shares. A Fund calculates yield by determining the income it earned from its portfolio investments for a specified 30-day period (net of expenses), dividing such income by the average number of Fund shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that 30-day period. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Further performance information is contained in the Funds' annual reports to shareholders, which may be obtained without cost.

All data included in performance advertisements will reflect past performance and are not indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.


--------------------------------------------------------------------------------
                       APPENDIX -- DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Moody's Investors Service

BOND RATINGS:

"Aaa"--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "l", "2" and "3" in each generic rating classification from Aa through B. The modifier "l" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

"A"--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

"Baa"--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions regarding the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"P-1"--Issuers rated "Prime-l" or "P-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

"P-2"--Issuers rated "Prime-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.



Standard & Poor's Rating Group

BOND RATINGS:

"AAA"--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA"--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

"A"--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB"--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1"--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

"A-2"--Capacity   for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Services, Inc.

BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

"AAA"--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA"--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A"--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB"--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB"--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

"B"--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

SHORT-TERM DEBT RATINGS:

"F-1+"--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1"--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2"--Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

Duff & Phelps Credit Rating Co.

BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA"--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-"--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-"--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-"--Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-"--Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-"--Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

SHORT-TERM DEBT RATINGS:

"D-1+"--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1"--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-"--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2"--Good   certainty  of  timely  payment.   Liquidity  factors  and  company
fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          ------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                             Metropolitan West Funds

                    Metropolitan West Total Return Bond Fund
                    Metropolitan West Low Duration Bond Fund
                  Metropolitan West Short-Term Investment Fund

          ------------------------------------------------------------

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.


                  SUBJECT TO COMPLETION -- Dated March __, 1997



                             METROPOLITAN WEST FUNDS
                       Statement of Additional Information
                            __________________, 1997



         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated ____________________, 1997 of the Total Return Bond Fund (the "Total Return Bond Fund"), the Low Duration Bond Fund (the "Low Duration Bond Fund") and the Short-Term Investment Fund (the "Short-Term Investment Fund"). Copies of the prospectus may be obtained at no charge from the Trust by writing to Metropolitan West Funds, 10880 Wilshire Boulevard, Suite 2020, Los Angeles, CA 90024. In this Statement of Additional Information, the Total Return Bond Fund, the Low Duration Bond Fund and the Short-Term Investment Fund may be referred to collectively as "the Funds" or individually as "a Fund." Metropolitan West Asset Management, LLC (the "Adviser") is the investment adviser to the Funds.



                                TABLE OF CONTENTS

                                                                               Cross reference
                                                                               to page in the
                                                                          prospectus for the Funds
                                                                          ------------------------

Investment Objectives and Policies                                  B-2               6
   Investment Restrictions                                          B-2              13
   Repurchase Agreements                                            B-3               9
   U.S. Government Securities                                       B-3               8
   Corporate Debt Securities                                        B-4               8
   Convertible Securities                                           B-4               6
   Mortgage-Related Securities                                      B-5              10
   Asset-backed Securities                                          B-8               9
   Risk Factors Relating to Investing in Mortgage-Related and       B-8              12
     Asset-Backed Securities
   Duration                                                         B-9               7
   Derivative Instruments                                           B-10             11
   Foreign Securities                                               B-13              9
   Foreign Currency Options and Related Risks                       B-15             11
   Forward Foreign Currency Exchange Contracts                      B-15             11
   Risk Factors Relating to Investing in High Yield Securities      B-18             12
   Illiquid Securities                                              B-18             13
Management                                                          B-19             13
   Portfolio Transactions and Brokerage                             B-20             14
   Administrator                                                    B-20             14
   Principal Underwriter                                            B-21             14
Net Asset Value                                                     B-22             16
Dividends and Tax Status                                            B-23             18
Performance Information                                             B-25             19
General Information About the Trust                                 B-26             19
Additional Information                                              B-26
Financial Statements                                                B-27


                       Investment Objectives and Policies

         The investment objective of the Total Return Bond Fund is to maximize long-term total return.


         The investment objective of the Low Duration Bond Fund is to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund.

         The investment objective of the Short-Term Investment Fund is to maximize current income, consistent with the preservation of capital. Capital appreciation is a secondary consideration of the Fund.


         The portfolio, and strategies with respect to the composition of each Fund, are described in the Funds' prospectus.

Investment Restrictions


         Each Fund has adopted the following restrictions (in addition to those indicated in the prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.


         Except as noted, no Fund may:

         1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

         2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

         3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.


         4. Issue senior securities, borrow money or pledge its assets, except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. The Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of at least 300%.

         5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

         6. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         7.  Make   investments  for  the  purpose  of  exercising   control  or
             management.

         8. Participate on a joint or joint and several basis in any trading account in securities.


         In addition, the Trust has adopted the following non-fundamental policies so that no Fund will: (a) invest in securities of any issuer if, to the knowledge of the Trust, any officer or Trustee of the Trust or managing director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Trustees and managing directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; (b) invest in interests in oil, gas, or other mineral leases or exploration of development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs; (c) invest more than 15% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Securities Act") that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities will not exceed 15% of total assets; and (d) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or other acquisition of assets, unless immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company would be owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.


Repurchase Agreements


         A repurchase transaction occurs when, at the time a Fund purchases a security, that Fund also resells it to a vendor (normally a commercial bank or broker-dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed-upon date in the future. Such securities, including any securities so substituted, are referred to as the "Resold Securities." The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed-upon sum at the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. The Adviser will consider the creditworthiness of any vendor of repurchase agreements. Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, and are defined as "loans" in the 1940 Act. The return on such collateral may be more or less than that from the repurchase agreement. The Resold Securities will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian either directly or through a securities depository (tri-party repurchase agreement) or the Federal Reserve book-entry system.


U.S. Government Securities

         U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

         Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Adviser is satisfied that the credit risk with respect to that instrumentality is acceptable.

         The Funds may invest in component parts of the U.S. Treasury notes or bonds, namely, either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, or (iv) receipts evidencing the component parts (principal or interest) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (principal or interest) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS), and are not issued by the U.S. Treasury, therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.


Corporate Debt Securities


         A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes or other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, which are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.


Convertible Securities

         The Funds may invest in convertible securities of domestic or foreign issuers, that meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specific period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also offers an investor the opportunity, through its conversion feature, to participate in the capital attendant upon a market price advance in the convertible security's underlying common stock.

         In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the stock of the same issuer.

Mortgage-Related Securities


         The Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.


         Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early payment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.


         There are currently  three types of mortgage  pass-through  securities,
(i) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.


         GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.


         Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.


         Private mortgage pass-through securities are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/services and poolers, the Adviser determines that the securities meet the Funds' quality standards.


         Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage-pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs shall also be deemed to include REMICs.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

         Certain issuers of CMOs are not considered investment companies pursuant to a rule recently adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, issuers of these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single entity.

         The Funds also may invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing mortgage index or rate. Typical indices would include the eleventh district cost-of-funds index, the London Interbank Offered Rate, one-year Treasury yields, and ten-year Treasury yields.

         Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, 36, or 60 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

         The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest may be adjusted for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

         Some ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

         CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup its initial investment in a CMO residual.


         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.


         Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest, (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities. See "Securities and Techniques Used by the Funds-Mortgage-Related Securities" in the Prospectus.

         Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

         Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

Asset-Backed Securities

         The Funds may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure.
Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

Risk Factors Relating to Investing in Mortgage-Related and
Asset-Backed Securities

         The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

         During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable rates is subject to generally prevailing interest rates at that time. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Duration


         In selecting fixed-income securities for the Funds, the Adviser makes use of the concept of duration. Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure.


         Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

         Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

         Futures, options and options on futures have durations, which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.


         Short futures or put option positions have durations roughly equal to the negative of the duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency that coupon is reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Derivative Instruments

         As indicated in the Prospectus, to the extent consistent with their investment objectives and policies, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, or other high grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

         Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.


         The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

         As mentioned above, there are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

         Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S & P 500; the S & P 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit. It is expected that other future contracts will be developed and traded in the future.

         A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.


         Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission
("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.


         A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.


         When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).


         When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.


         In order to comply with current applicable regulations of the CFTC pursuant to which the Funds avoid being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

         The requirements for qualification for tax purposes as a regulated investment company also may limit the extent to which a Fund may enter into futures contracts, options thereon or forward contracts. See "Dividends and Tax Status."


         Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variation in speculative market demand for futures and options on futures, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.


         There can be no assurance that a liquid market will exist when a Fund seeks to close out a futures contract or an option on a futures position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


         Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options may be traded on foreign exchanges. These transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, and (iv) lesser trading volume.


Foreign Securities


         The Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Adviser will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (the "World Bank") and the International Financial Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Funds expect to expand and further broaden the group of emerging markets in which they invest.

         From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Adviser believes that each Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of the Funds, that invest solely in securities in developed markets. There is no assurance that any Fund will achieve these results.


         The Funds may invest in the following types of emerging market fixed-income securities: (a) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government-owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (b) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (c) fixed-income securities issued by banks and other business entities; and (d) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by the Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Funds may invest.


         The Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other agreements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

         Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Adviser's analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth among the different countries in which the Funds may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. The Adviser's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Funds may invest are not subject to any minimum credit quality standards.

Foreign Currency Options and Related Risks

         The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

         Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

         Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops.
Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

Forward Foreign Currency Exchange Contracts

         The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

         A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock" in the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.


         A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Funds' portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid, high-quality debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.


         At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

         The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


         Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms exceeding seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Adviser will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Code") may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Risk Factors Relating to Investing in High Yield Securities


         Lower-rated or unrated (i.e. high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Adviser considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

         The amount of high-yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value.


         Lower-rated or unrated debt obligations present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Illiquid Securities


         A Fund may not invest more than 15% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illegal securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Currently the Funds may invest in securities issued in private placements.


         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one or two of the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Adviser, and
(ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                                                    Management

         The Trustees and officers of the Trust are:


Name, Address                      Age    Position with the Trust    Principal Occupations During Past Five Years
-------------                      ---    -----------------------    --------------------------------------------
Scott B. Dubchansky*               36     Chief Executive Officer    Mr. Dubchansky  served  as  Managing Director-
10880 Wilshire Blvd., Suite 2020          and Trustee                Fixed Income of Metropolitan  West Securities,
Los Angeles, CA  90024                                               Inc. from August, 1996 through December,  1996
                                                                     while  the  Adviser  was  in  formation.  From
                                                                     August,   1992  through   August,   1996,  Mr.
                                                                     Dubchansky  was a  Senior  Vice  President  of
                                                                     Donaldson  Lufkin Jenrette in the Fixed Income
                                                                     division.   Prior   to   August,   1992,   Mr.
                                                                     Dubchansky  was Senior  Vice  President  fixed
                                                                     income sales at Kidder Peabody and responsible
                                                                     for  fixed  income   sales  to   institutional
                                                                     clients.

-------------------

* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Adviser.


         The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Adviser.

         For information as to ownership of shares by officers and Trustees of the Trust, see below under "General Information About the Trust."

Portfolio Transactions and Brokerage


         The Investment Advisory Agreement states that in connection with its duties to arrange for the purchase and sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker. (It is the Adviser's current practice generally to pay brokerage commissions at rates determined by the Adviser, based on the Adviser's assessment of the difficulty of execution.) The Adviser is also authorized by the Agreement to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Adviser. The Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Adviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Adviser shall be prepared to show that commissions paid (i) were for purposes contemplated by the Agreement;
(ii)  were for  products  or  services  which  provide  lawful  and  appropriate assistance to the Adviser's decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Adviser is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Adviser acts as Adviser as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

         The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Adviser receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Adviser in managing the accounts of the Adviser's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.


         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Administrator

         The Funds have an Administration Agreement with ________________________________ (the "Administrator"), with offices at
______________________________________________________.    The    Administration
Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualifications and/or registrations to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives an annual fee equal to the greater of [__]% of the first $100 million of the Trust's average daily net assets, [__] % of the next $150 million, [__]% of the next $250 million and [__]% thereafter, subject to a $______ ($______ for the first year) minimum.

Principal Underwriter

         ______________________ (the "Distributor"), a broker-dealer affiliated with the Administrator, acts as each Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not parties to such agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60-days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


Share Marketing Plan

         The Trust has adopted has adopted a Share Marketing Plan (or Rule 12b-1
Plan) (the "12-b-1 Plan") with respect to the Funds Pursuant to Rule 12b-1 under the 1940 Act. The Adviser serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

         On March __, 1997, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees") adopted the 12b-1 Plan.

         Under the 12b-1 Plan, each Funds pays distribution fees to the Adviser at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets to reimburse the Adviser for its expenses in connection with the promotion and distribution of the shares. The Funds and the Adviser presently are waiving all Rule 12b-1 fees. The Funds would notify shareholders in writing at least 30 days before rescinding that waiver.

         The 12b-1 Plan provides that the Adviser may use the Rule 12b-1 distribution fees received from a Fund only to pay for the distribution expenses of that Fund. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the shares as accrued.

         A Fund's shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed to the Adviser.

         The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Trust, the Distributor or the Adviser and a selling agent) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act).

         All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Conduct Rule 2830 of the National Association of Securities Dealers, Inc., as such Rule may change from time to time.

Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Adviser on behalf of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.


                                 Net Asset Value


         As indicated in the Prospectus, the net asset value per share of each Fund's shares will be determined at 4:00 p.m. New York time on each day that the New York Stock Exchange (the "NYSE") is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.

         Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

         In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by the Nasdaq Stock Market are valued at the last sale price on that day as of the close of regular trading on the NYSE (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily closing bid and asked prices on the NYSE or Nasdaq. Unlisted equity securities that are not included on Nasdaq are valued at the average of the quoted bid and asked prices in the over-the-counter market.


         Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.


         Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

         Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                            Dividends and Tax Status


         Each Fund intends to elect and qualify to be treated as a regulated investment company under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon;
(b) a Fund derive less than 30% of its annual gross income from gains (without offset for losses) from the sale or other disposition of securities or options thereon held for less than three months; and (c) a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order to qualify as a regulated investment company a Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year. As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that it distributes to shareholders in accordance with the timing requirements of the Code.

         A Fund must pay an excise tax to the extent it does not distribute to its shareholders during each calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. The Funds also intend to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal income tax purposes.


         In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from Section 1256 contracts (described below), dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends received deduction.


The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. Each Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

         Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts (other than forward foreign currency exchange contracts that are governed by Section 1256 of the Code and for which no election is made) or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains and losses, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If a Fund's Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

         Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

         The above discussion and the related discussion in the prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. Heller Ehrman White & McAuliffe has expressed no opinion in respect thereof. Nonresident aliens and other foreign persons are subject to different tax rules, and may be subject to United States federal income tax withholding of up to 30% on certain payments received from a Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state, local, and foreign taxes to an investment in a Fund.

                             Performance Information

         Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

         P(1 + T)(n)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


         Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's income for a specified 30-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:


         YIELD = 2 [(a-b + 1)(6)  - 1]
                     ---
                     cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.


         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360; and (3) multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.


         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                       General Information About the Trust

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares which differ from each other only as to dividends. Each of such classes has or will have a designation including the word "Series." Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

         The Trust's custodian is responsible for holding the Funds' assets and acts as the Trust's accounting services agent. Subcustodians provide custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

                             Additional Information


Legal Opinion

         The validity of the shares offered by the Prospectus will be passed upon by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Auditors

         The annual financial statements of the Funds will be audited by [____________________] independent public accountant for the Funds.

License to Use Name

         Metropolitan West Securities, Inc. has granted the Trust and each Fund the right to use the designation "Metropolitan West" in its name, and has reserved the right to withdraw its consent to the use of such designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. Metropolitan West also has reserved the right to license others to use this designation, including any other investment company.

Other Information

         The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of Metropolitan West Funds filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                              Financial Statements

         [Text to follow describing seed money audit].

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                             METROPOLITAN WEST FUNDS

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------


Item 24. Financial Statements and Exhibits
         (a)  Financial Statements:

              (1)    To be filed by pre-effective amendment.

         (b)  Exhibits:


              (1) Agreement and Declaration of Trust (filed as part of the Registration Statement on Form N-1A filed on December 24, 1996 [the "Registration Statement"]).

              (2)    By-Laws (filed as part of the Registration Statement).


              (3)    Voting Trust Agreement - Not applicable.

              (4)    Specimen Share Certificate - Not applicable.


              (5) Form of Investment Management Agreement (filed as part of the Registration Statement).


              (6)    Form of Underwriting Agreement.1

              (7)    Benefit Plan(s) - Not applicable.

              (8)    Form of Custodian Agreement.1

              (9)    Administrative Services Agreement.1


              (10)   Consent and Opinion of Counsel as to legality of shares.


              (11)   Consent of Independent Public Accountants - Not Applicable.

              (12)   Financial Statements omitted from Item 23 - Not applicable.

              (13)   Subscription Agreement.1

              (14)   Model Retirement Plan Documents - Not applicable.


              (15)   Form of Rule 12b-1 Plan.


              (16)   Performance Computation - Not Applicable.

              (17)   Financial Data Schedule - Not Applicable


-------------------
              1      To be filed by pre-effective amendment.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Metropolitan West Asset Management, LLC, a California limited liability company, is the manager of each series of the Registrant (the "Manager"). Metropolitan West Securities, Inc., a California corporation ("MWS"), is a member of the Manager. Also members of the Manager are Scott B. Dubchansky, Tad Rivell and Laird R. Landmann.

                  Persons holding more than a five percent beneficial interest in MWS include Paul C. Chow, Terry M. Crow, Edward E. Curiel, Thomas W. Hayes, Richard S. Hollander and Roland R. Moos. MWS is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer.

Item 26.  Number of Holders of Securities

                  As of __________, 1997, Metropolitan West Asset Management, LLC, the manager of each series of the Registrant, is the sole shareholder of each series of the Registrant.

Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VII of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser.

                  Information about Scott B. Dubchansky, Tad Rivell and Laird R. Landmann is set forth in Part B under "Management."

Item 29.  Principal Underwriter.

          (a) [_____________________] is the principal underwriter for the following investment companies or series thereof:

         (b) The following information is furnished with respect to the officers of [__________________________]:



Name and Principal      Position and Offices with          Positions and Offices
Business Address*       [Distributors]                        with Registrant
------------------      -------------------------          ---------------------

[__________________]    [President and Treasurer]                  [None]

[__________________]    [Vice President and Secretary]             [None]

[__________________]    [Vice President]                           [None]



*        The principal business address of persons and entities listed is

         [________________________________________________].


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, [____________________][____________________]
except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii),
(4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),  which will be kept by the Registrant at 10880 Wilshire Boulevard, Suite 2020, Los Angeles, California 90024


Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a) Registrant hereby undertakes to file a post-effective amendment including financial statements of each series of the Registrant, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement with respect to shares of each of them.

                  (b) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 17th day of March, 1997.



                                           Metropolitan West Funds



                                           By:
                                               ---------------------------------
                                                    Scott B. Dubchansky
                                                    Principal Executive Officer,
                                                    Principal Financial and
                                                    Accounting Officer
                                                    and Sole Trustee



Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration Statement has been signed below by the following person in the capacities and on the date indicated.




/s/ Scott B. Dubchansky*        Principal Executive Officer,      March 17, 1997
------------------------        Principal Financial and
Scott B. Dubchansky             Accounting Officer and Sole
                                Trustee



*by /s/ David A. Hearth
    ---------------------------------
    David A. Hearth, Attorney-in-Fact
    pursuant to Power of Attorney
    filed herewith

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                             Metropolitan West Funds
             (Exact Name of Registrant as Specified in its Charter)

                                Exhibit(s) Index



Exhibit No.  Document                                               Page No.
-----------  --------                                               --------

(10)         Consent and Opinion of Counsel                         _____

(15)         Form of Rule 12b-1 Plan                                _____